Shareholder Fees	Aug. 28, 2025
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Z Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%